Risk Management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 31,919,116
Trade payables and contractors	430,946
Services payable	723,242	R$ 469,027
Public-Private Partnership – PPP	5,834,837
Program Contract Commitments	117,070
Total	39,025,211	R$ 7,956
Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	3,640,245
Trade payables and contractors	430,946
Services payable	723,242
Public-Private Partnership – PPP	517,681
Program Contract Commitments	100,022
Total	5,412,136
Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	3,740,510
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	423,568
Program Contract Commitments	1,174
Total	4,165,252
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	3,790,915
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	386,767
Program Contract Commitments	1,174
Total	4,178,856
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	3,503,169
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	386,767
Program Contract Commitments	1,174
Total	3,891,110
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	3,821,448
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	386,767
Program Contract Commitments	1,174
Total	4,209,389
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	13,422,829
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	3,733,287
Program Contract Commitments	12,352
Total	R$ 17,168,468